Explanatory Notes to Form N-CEN Item C.17 (Principal Transactions)

The Registrant is providing the below information which it believes would be helpful in understanding the information reported in response to Item C.17

(Principal Transactions) of this Form.

As indicated by the Form N-CEN instructions for Item C.17, the Registrant has included the value of tender offers in the aggregate value of principal purchase/sales during the period in Item C.17.b. However, because tender offer principal transactions are not executed through a broker/dealer, this information has been excluded from Item C.17.a. For purposes of reconciling the value of principal transactions responses between Item C.17.a.vii and

Item C.17.b, the Registrant is including the value of tender offer principal transactions below:

                                                                                                                                         Sale

                                                                                                                         Proceeds from

                                                                                                                            Tender Offers

Fund Name

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund.....191,402.31

WisdomTree Emerging Markets Multifactor Fund........................447.18

WisdomTree Emerging Markets Quality Dividend Growth Fund.........60,086.50

WisdomTree Emerging Markets SmallCap Dividend Fund............5,712,672.41

WisdomTree Europe Hedged SmallCap Equity Fund...................251,422.60

WisdomTree Europe SmallCap Dividend Fund......................1,143,808.41

WisdomTree Global ex-U.S. Quality Dividend Growth Fund...........70,405.62

WisdomTree India Earnings Fund................................2,676,819.09

WisdomTree International Equity Fund............................294,422.32

WisdomTree International High Dividend Fund.....................328,452.23

WisdomTree International MidCap Dividend Fund...................175,467.79

WisdomTree International SmallCap Dividend Fund...............3,030,682.32

WisdomTree Japan Hedged SmallCap Equity Fund....................216,734.08

WisdomTree Japan SmallCap Dividend Fund.......................1,159,857.44

WisdomTree U.S. SmallCap Dividend Fund........................3,562,034.00

WisdomTree U.S. SmallCap Fund.................................2,570,613.00

WisdomTree U.S. SmallCap Quality Dividend Growth Fund...........679,572.00